Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment
Property, plant and equipment consist of the following components:

	31 March
(Millions of US dollars)	2024	2023
Land	$99.0	$79.8
Buildings	577.4	568.1
Machinery and equipment	2,149.9	2,044.2
Construction in progress	675.3	502.6
Property, plant and equipment, at cost	3,501.6	3,194.7
Less accumulated depreciation	(1,463.8)	(1,355.1)
Property, plant and equipment, net	$2,037.8	$1,839.6